Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Percentage of income tax rate	0.00%	0.00%	0.00%	0.00%
Valuation allowance					$ 19.2	$ 12.6
Federal net operating loss carryforwards					62.3
State net operating loss carryforwards					$ 54.4
Net operating loss expiration, description					these federal and state NOL carryforwards will begin to expire in the year ending December 31, 2035
Fuel vehicle credit carryforwards					$ 8.8
Tax Cuts and Jobs Act of 2017 [Member]
Income Taxes (Details) [Line Items]
Federal net operating loss carryforwards					$ 36.8